Convertible Loan - Schedule of liability and derivative component (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Principal payment	$ (1,500)	$ (1,504)
Beginning balance	120
Less: Current portion	(2,052)		$ (1,679)
Non-current portion	741		1,875
Ending balance	32		120
Convertible Loan [Member] | Liability Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,554	4,729	4,729
Principal payment	(1,500)		(3,000)
Interest payment	(203)		(587)
Accretion and interest	942		2,412
Ending balance	2,793		3,554
Less: Current portion	(2,052)
Non-current portion	741
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	120	$ 482	482
Change in fair value of liability	(88)		(362)
Ending balance	$ 32		$ 120